Edgar Lomax Value Fund
Schedule of Investments
July 31, 2025 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Beverage and Tobacco Product Manufacturing - 4.4%
Altria Group, Inc.	3,850	$238,469
Coca-Cola Co.	55,150	3,744,134
PepsiCo, Inc.	1,900	262,048
		4,244,651

Broadcasting and Content Providers - 1.2%
Comcast Corp. - Class A	33,150	1,101,575

Chemical Manufacturing - 11.1%
AbbVie, Inc.	1,650	311,883
Amgen, Inc.	7,700	2,272,270
Bristol-Myers Squibb Co.	5,150	223,047
Dow, Inc.	7,250	168,853
Gilead Sciences, Inc.	13,450	1,510,300
Merck & Co., Inc.	44,300	3,460,716
Pfizer, Inc.	46,802	1,090,019
Procter & Gamble Co.	10,250	1,542,317
		10,579,405

Computer and Electronic Product Manufacturing - 9.3%
Cisco Systems, Inc.	37,050	2,522,364
International Business Machines Corp.	13,450	3,404,867
Medtronic PLC	19,550	1,764,192
Qualcomm, Inc.	8,300	1,218,108
		8,909,531

Couriers and Messengers - 4.6%
FedEx Corp.	14,700	3,285,303
United Parcel Service, Inc. - Class B	12,350	1,064,076
		4,349,379

Credit Intermediation and Related Activities - 11.7%
American Express Co.	2,500	748,275
Bank of America Corp.	31,300	1,479,551
Bank of New York Mellon Corp.	9,700	984,065
Capital One Financial Corp.	7,700	1,655,500
Citigroup, Inc.	37,250	3,490,325
JPMorgan Chase & Co.	5,750	1,703,380
U.S. Bancorp	6,050	272,008
Wells Fargo & Co.	10,550	850,646
		11,183,750

Food Manufacturing - 4.2%
Kraft Heinz Co.	9,450	259,497
Mondelez International, Inc. - Class A	58,050	3,755,255
		4,014,752

Food Services and Drinking Places - 1.9%
McDonald's Corp.	5,900	1,770,413

General Merchandise Stores - 3.2%
Target Corp.	30,350	3,050,175

Health and Personal Care Retailers - 4.6%
CVS Health Corp.	70,150	4,356,315

Insurance Carriers and Related Activities - 1.3%
MetLife, Inc.	16,800	1,275,960

Leather and Allied Product Manufacturing - 1.3%
NIKE, Inc. - Class B	16,800	1,254,792

Machinery Manufacturing - 0.4%
Caterpillar, Inc.	850	372,317

Miscellaneous Manufacturing - 6.1%
3M Co.	10,700	1,596,654
Johnson & Johnson	25,950	4,275,003
		5,871,657

Petroleum and Coal Products Manufacturing - 5.1%
Chevron Corp.	18,100	2,744,684
Exxon Mobil Corp.	19,150	2,137,906
		4,882,590

Rail Transportation - 1.3%
Union Pacific Corp.	5,600	1,243,032

Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.1%
Goldman Sachs Group, Inc.	1,300	940,667
Morgan Stanley	20,850	2,970,291
		3,910,958

Support Activities for Mining - 1.4%
ConocoPhillips	14,500	1,382,430

Telecommunications - 8.3%
AT&T, Inc.	129,050	3,537,260
Verizon Communications, Inc.	103,450	4,423,522
		7,960,782

Transportation Equipment Manufacturing - 3.9%
Ford Motor Co.	29,200	323,244
General Dynamics Corp.	8,400	2,617,524
General Motors Co.	13,900	741,426
		3,682,194

Utilities - 5.9%
Duke Energy Corp.	21,400	2,603,096
NextEra Energy, Inc.	18,100	1,286,186
Southern Co.	18,600	1,757,328
		5,646,610
TOTAL COMMON STOCKS (Cost $82,501,552)		91,043,268

REAL ESTATE INVESTMENT TRUSTS - 1.0%
American Tower Corp.	1,600	333,424
Simon Property Group, Inc.	3,550	581,454
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $792,502)		914,878

SHORT-TERM INVESTMENTS - 3.6%
Money Market Funds - 3.6%
Invesco STIT-Treasury Portfolio - Institutional Class, 4.23%(a)	3,423,919	3,423,919
TOTAL SHORT-TERM INVESTMENTS (Cost $3,423,919)		3,423,919

TOTAL INVESTMENTS - 99.9% (Cost $86,717,973)		95,382,065
Other Assets in Excess of Liabilities - 0.1%		133,546
TOTAL NET ASSETS - 100.0%		$95,515,611
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Edgar Lomax Value Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$91,043,268	$–	$–	$91,043,268
Real Estate Investment Trusts	914,878	–	–	914,878
Short-Term Investments	3,423,919	–	–	3,423,919
Total Investments	$95,382,065	$–	$–	$95,382,065